15. Convertible Bonds	12 Months Ended
Dec. 31, 2020
Convertible Bonds
Convertible Bonds

15.	Convertible Bonds

	December 31, 2020	December 31, 2019
Brilliant King Group Limited (1)	$12,000	$12,000
Poseidon Sports Limited (1)	3,000	3,000
Magical Glaze Limited (2)	13,400	20,000
Vision Edge Limited (1)	20,000	20,000
Iliad Research and Trading, L.P. (3)	–	907
Streeterville Capital, LLC (4)	1,973	–
Total convertible bonds, current	$50,373	$55,907

(1)	2014 and 2015 Convertible Promissory Note and Amendments

In December 2014 and June 2015, the Group entered into three convertible promissory note purchase agreements with Brilliant King Group Limited (“Brilliant King”), Poseidon Sports Limited (“Poseidon”) and Vision Edge Limited (“Vision Edge”), respectively whereby the Group agreed to sell and issue to these three investors convertible promissory notes in an aggregate principal amount of $35,000. The convertible notes bore no interest, and might be partially or wholly converted into shares of the Group’s ordinary shares at any time prior to maturity at the option of the investor.

The convertible promissory notes with Brilliant King and Poseidon were due and payable on June 11, 2016; the convertible promissory notes with Vision Edge was due and payable on June 29, 2016, the conversion option of these convertible bonds had expired after the due dates.

The Group defaulted the payment for all above outstanding convertible bonds of $35,000 in June 2016. The convertible notes bore no interest, and there were no default terms including default interest or penalty stated in the above convertible promissory notes. None of these bond holders has attempted any recourse for payment or conversion. While the Group has been in negotiations with these bond holders, no updated settlement arrangements have been reached as of the issuance date of this financial statements.

(2)	Convertible Promissory Note and Amendment with Union Sky/ MGL

In December 2014, the Group entered into a convertible promissory note purchase agreement with Union Sky Holding Group Limited (“Union Sky”) whereby the Group agreed to sell and issue to the investor convertible promissory notes in an aggregate principal amount of $20,000. On June 29, 2018, the Group entered into an amendment agreement with Union Sky and Magical Glaze Limited (“MGL”), who are under common control. The amendment transferred all the rights and obligations of the convertible bond to MGL and the maturity date of the note was extended with the repayment of $6,600, $6,700 and $6,700 of the principal amount of the convertible bond and interest thereon due by December 2019, June 2020 and December 2020, respectively. The conversion price per ordinary share of this amended convertible bond equals the weighted average daily closing price of the Group’s ordinary shares in the NASDAQ stock market 10 working days prior to the date of signing this amendment agreement, which is $4.30 per share. As a result of this amendment, the Group recognized a gain on troubled debt restructuring of $1,887 for the year ended December 31, 2018,

On October 7, 2020, the Group entered into another amendment agreement with MGL and the maturity date of the note was further extended with the repayment of $6,600 and $13,400 of the principal amount due by October 8 2020 and March 31, 2021, respectively. In addition, if the Group is late in paying the debt, the overdue fine shall be calculated on a daily basis at an annual interest rate of 18% from April 30, 2017, until the Group has paid off all the principal and overdue fine. The Group accounted for this amendment under ASC 470-50 Modifications and Extinguishments and determined that the debt instruments are not substantially different before and after the amendment and there is no increase in the fair value of the embedded conversion option. Therefore, there is no change to the carrying amount of the convertible bond. The Group made $6,600 and $13,400 repayment on October 8, 2020 and March 31, 2021, respectively.

(3)	Convertible Promissory Note and Amendment with ILIAD

On May 28, 2019, the Group entered into a Secured Convertible Promissory Note with ILIAD (the “ILIAD Note”), with an initial principal amount of $1,335. The ILIAD Note had a 12-month term and carried interest at 10% per annum. The Group’s obligations under the ILIAD Note may be prepaid at any time, provided that in such circumstance the Group would pay 115% of any amounts outstanding under the note and being prepaid. The note could be convertible into shares of the Group’s common stock at a conversion price of $10 per share (“Conversion Price”) at any time after the issuance date.

ILIAD could redeem any portion of the note, at any time after six months from the issue date, subject to a maximum monthly redemption amount of $200, with the Group having the option to pay such redemptions in cash, the Group’s common stock at the Redemption Conversion Price, or by a combination thereof. The Redemption Conversion Price should be the lesser of $10 or 80% of the lowest closing trade price during the ten trading days immediately preceding the applicable measurement date.

On December 10, 2019, the Group made an amended to the ILIAD Note to defer the first redemption to after January 1, 2020. The Group evaluated the Amendment in accordance with ASC 470, Debt (“ASC 470”) and determined the Amendment is not considered a troubled debt restructuring or an extinguishment of the existing debt.

The Group determines that the conversion feature within the ILIAD Note meets the requirements to be treated as a derivative and the Group estimates a fair value of the derivative liability using the Black-Scholes Model upon the date of issuance. The Group recorded a total of $1,018 debt discount upon the issuance of ILIAD Note, including the $937 fair value of the embedded derivative liability, $19 of direct transaction costs incurred, and $62 original issue discount. The debt discount is amortized to interest expense over the term of the loan. Amortization of the debt discount was $424 and $594 for the year ended December 31, 2020 and 2019, respectively.

During the year ended December 31, 2020, ILIAD redeemed $300 of the note into 216,344 shares of the Group’s common stock and redeemed $1,153 in cash payment for the remaining of the note. As of December 31, 2020, ILIAD Note was fully converted and redeemed.

(4)	Convertible Promissory Note with Streeterville Capital, LLC

On November 3, 2020, the Group entered into a Convertible Promissory Note with Streeterville Capital, LLC (the “Streeterville Note”), with an initial principal amount of $2,110. The Streeterville Note had a 12-month term and carried interest at 10% per annum. The Group’s obligations under the Streeterville Note may be prepaid at any time, provided that in such circumstance the Group would pay 115% of any amounts outstanding under the note and being prepaid. The note could be convertible into shares of the Group’s common stock at a conversion price of $26 per share (“Conversion Price”) at any time after the issuance date.

Streeterville could redeem any portion of the note, at any time after six months from the issue date, subject to a maximum monthly redemption amount of $350, with the Group having the option to pay such redemptions in cash, the Group’s common stock at the Redemption Conversion Price, or by a combination thereof. The Redemption Conversion Price should be the lesser of $26 or 80% of the lowest closing trade price during the ten trading days immediately preceding the applicable measurement date.

The Group determines that the conversion feature embedded within the Streeterville Note meets the requirements to be treated as a derivative and the Group estimates a fair value of the derivative liability using the Binomial Model upon the date of issuance.

The Group recorded a total of $164 debt discount upon the issuance of Streeterville Note, including the $54 fair value of the embedded derivative liability, $10 of direct transaction costs incurred, and $100 original issue discount. Amortization of the debt discount was $28 for the year ended December 31, 2020.

As of December 31, 2020 and 2019, the carrying amounts of the Group’s convertible bonds are $50,373 and $55,907, net of unamortized debt discount of $137 and $424, respectively.